FAIR VALUE OF ASSETS AND LIABILITIES - Carrying amount and fair value of assets and liabilities (Details) - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Derivative financial instruments	$ 3,444,239	$ 6,252,270
Other financial instruments	30,914	38,319
Loans and advances to customers at amortized cost, net	251,427,847	237,728,544
Investment property	5,423,018	4,709,911	$ 3,994,058
Investments in associates	1,812,781	1,670,782
Total Assets	292,681,519	276,035,702
Liabilities
Deposits by customers	257,869,276	247,941,180
Interbank deposits	511,000	606,141
Repurchase agreements and other similar secured borrowing	594,983	470,295
Derivative financial instruments	3,680,218	6,710,364
Borrowings from other financial institutions	12,938,759	15,648,606
Preferred shares	555,152	584,204
Debt instruments in issue	16,107,674	14,663,576
Total Liabilities	292,257,062	286,624,366
Undervalued loans and advances at fair value		333,672
Amortized cost, net
Assets
Loans and advances to customers at amortized cost, net	251,427,847	237,728,544
Fair value
Assets
Equity securities at fair value	632,732	543,210
Fair value through profit or loss
Assets
Debt instruments	17,020,038	12,096,407
Fair value through OCI
Assets
Debt instruments	5,350,499	6,148,177
Amortized cost
Assets
Debt instruments	7,539,451	6,848,082
Recurring Fair Value
Assets
Debt instruments	22,370,537	18,244,584
Derivative financial instruments	3,444,239	6,252,270
Equity securities at fair value	632,732	543,210
Other financial instruments	30,914	38,319
Investment property	5,423,018	4,709,911
Investments in associates	1,812,781	1,670,782
Total Assets	296,917,346	277,405,339
Liabilities
Deposits by customers	258,372,722	249,340,519
Interbank deposits	511,000	606,141
Repurchase agreements and other similar secured borrowing	594,983	470,295
Derivative financial instruments	3,680,218	6,710,364
Borrowings from other financial institutions	12,938,759	15,648,606
Preferred shares	398,750	394,550
Debt instruments in issue	16,005,787	14,468,650
Total Liabilities	292,502,219	287,639,125
Recurring Fair Value | Amortized cost, net
Assets
Loans and advances to customers at amortized cost, net	255,681,512	239,105,396
Recurring Fair Value | Fair value
Assets
Equity securities at fair value	632,732	543,210
Recurring Fair Value | Fair value through profit or loss
Assets
Debt instruments	17,020,038	12,096,407
Recurring Fair Value | Fair value through OCI
Assets
Debt instruments	5,350,499	6,148,177
Recurring Fair Value | Amortized cost
Assets
Debt instruments	$ 7,521,613	$ 6,840,867